CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and due from banks	$ 3,772,798	$ 5,959,864		$ 12,708,542
Prepaid and other assets	2,344,340	940,099		592,225
TOTAL ASSETS	278,506,030	270,984,407		246,953,985
Liabilities
Total liabilities	248,615,706	241,340,683		217,617,654
Stockholders' equity
Common stock, $0.10 par value; 20,000,000 shares authorized, 1,685,132 issued, 1,679,500 outstanding at December 31, 2015 and 2014.	168,513	168,513		168,552
Additional paid-in capital	9,715,209	9,713,894		9,714,459
Retained earnings	20,410,736	20,404,880		20,084,266
Accumulated other comprehensive income (loss)	9,636	(216,047)		(148,446)
Treasury stock, at cost; 5,632 shares	(139,332)	(139,332)		(139,332)
Unearned employee stock ownership plan (ESOP) shares	(274,438)	(288,184)		(343,168)
Total stockholders' equity	29,890,324	29,643,724	$ 29,064,301	29,336,331	$ 22,183,606	$ 23,597,320	$ 24,676,247
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 278,506,030	270,984,407		246,953,985
Alamogordo Financial Corp.
ASSETS
Cash and due from banks		394,074		514,887
Investment in wholly owned subsidiary		29,618,697		29,185,530
ESOP note receivable		283,887		331,790
Prepaid and other assets		8,541		5,799
TOTAL ASSETS		30,305,199		30,038,006
Liabilities
Income taxes payable		646,054		651,675
Accrued interest and other liabilities		15,421		50,000
Total liabilities		661,475		701,675
Stockholders' equity
Common stock, $0.10 par value; 20,000,000 shares authorized, 1,685,132 issued, 1,679,500 outstanding at December 31, 2015 and 2014.		168,513		168,552
Additional paid-in capital		9,713,894		9,714,459
Retained earnings		20,404,880		20,084,266
Accumulated other comprehensive income (loss)		(216,047)		(148,446)
Treasury stock, at cost; 5,632 shares		(139,332)		(139,332)
Unearned employee stock ownership plan (ESOP) shares		(288,184)		(343,168)
Total stockholders' equity		29,643,724		29,336,331
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 30,305,199		$ 30,038,006